Document And Entity Information	12 Months Ended
Dec. 31, 2023
Document Information Line Items
Entity Registrant Name	Top Wealth Group Holding Limited
Document Type	F-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO.1
Entity Central Index Key	0001978057
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Units 714 & 715, 7F
Entity Address, Address Line Two	Hong Kong Plaza 188
Entity Address, Address Line Three	Connaught Road West
Entity Address, Country	HK
Entity Address, City or Town	Hong Kong
City Area Code	+852
Local Phone Number	3615 8567
Entity Address, Postal Zip Code	00000
Business Contact
Document Information Line Items
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
City Area Code	+1 (800)
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc.
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168